Amount Due from/(to) Related Parties - Schedule of Amount Due from/(to) Related Parties (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Dec. 31, 2025 MYR (RM)
RL Solar Assets Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	$ 184,878	RM 753,841	RM 4,360,439
Solar Bina Engineering Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Advances to related parties	246,349	1,004,490	1,500,000
Reservoir Link Energy Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Expenses charged by related parties			216,352
Finance cost charged by related parties	1,683	6,862	59,223
Reservoir Link Renewable Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	1,993,954	8,130,348	7,368,513
Purchases from related parties	105,538	430,333	386,972
RL Sigma Engineering Sdn. Bhd. [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties			2,940,468
SRM Utama Selambau Sdn. Bhd [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	6,579,752	26,828,939
Related Party [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Total revenue from related parties	8,758,584	35,713,128	14,669,420
Purchases from related parties		62,875
Mr. Lee Seng Chi [Member]
Schedule of Amount Due from/(to) Related Parties [Line Items]
Rental payment to related parties	$ 38,259	RM 156,000	RM 156,000